TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
TRANSACTIONS WITH RELATED PARTIES	TRANSACTIONS WITH RELATED PARTIES
(a)Details of transactions with related parties as follows:

Tax No.	Related party	Nature of relationship with related parties	Country of origin	Nature of related parties transactions	Currency	For the year ended December 31,
						2025	2024	2023
						ThUS$	ThUS$	ThUS$
96.810.370-9	Inversiones Costa Verde S.A.	Related director	Chile	Tickets sales	CLP	30	142	124
76.115.378-1	Costa Verde Portfolio S.A.	Related director	Chile	Tickets sales	CLP	121	—	—
76.183.853-9	Costa Verde Inversiones Financieras S.A.	Related director	Chile	Tickets sales	CLP	—	16	—
Foreign	Inversora Aeronáutica Argentina S.A.	Related director	Argentina	Real estate leases received	ARS	—	(5)	(59)
				Expense recovery	ARS	—	—	3
Foreign	Qatar Airways	Indirect shareholder	Qatar	Interlineal received service	US$	(28,560)	(22,863)	(22,107)
				Interlineal provided service	US$	27,867	32,092	31,020
				Services received of handling	US$	(225)	(88)	(252)
				Services provided of handling	US$	2,480	1,058	—
				Services received miles	US$	(2,150)	(10,103)	(4,657)
				Services provided miles	US$	3,679	2,783	1,683
				Services provided maintenance	BRL	681	776	—
				Services received VIP lounge	US$	(4)	—	—
				Services provided VIP lounge	US$	622	—	—
				Services provided / received others	US$	—	—	1,424
Foreign	Delta Air Lines, Inc.	Shareholder	U.S.A	Interlineal received service	US$	(342,254)	(319,499)	(144,239)
				Interlineal provided service	US$	211,082	213,153	127,145
				Services received of handling	US$	(21,679)	(7,058)	(3,657)
				Services received miles	US$	(12,858)	(15,795)	(11,069)
				Services provided miles	US$	9,567	8,335	7,328
				Services provided maintenance	US$	1,799	995	—
				Services provided maintenance	BRL	914	—	—
				Joint venture	US$	(10,000)	(10,000)	(10,000)

Tax No.	Related party	Nature of relationship with related parties	Country of origin	Nature of related parties transactions	Currency	For the year ended December 31,
Tax No.	Related party	Nature of relationship with related parties	Country of origin	Nature of related parties transactions	Currency	2025	2024	2023
				Real estates leases provided	US$	163	155	86
				Services received VIP lounge	US$	(100)	—	—
				Services provided VIP lounge	US$	2,015	1,756	640
				Services received consulting and professional	US$	(1,890)	(22)	—
				Tickets sales	US$	42	—	—
				Services provided / received others	US$	—		344
The balances corresponding to Accounts receivable and accounts payable to related entities are disclosed in Note 9.

Transactions between related parties have been carried out under market conditions and duly informed.

(b)Board members, Chief Executives and Senior Directors compensation

The Company has defined for these purposes that key management personnel are the executives who define the Company’s policies and macro guidelines and who directly affect the results of the business, considering the levels of Board members, Chief Executives and Senior Directors.

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Remuneration	12,751	12,354	12,815
Board compensation	1,306	1,786	1,429
Non-monetary benefits	99	423	606
Short-term benefits	55,362	17,483	13,604
Termination benefits (*)	—	1,341	59
Total	69,518	33,387	28,513
In accordance with current legislation, the Ordinary Shareholders’ Meeting held on March 24, 2025, determined the amount of the annual remuneration for the Board for the period from that date until the next Ordinary Shareholders’ Meeting scheduled to take place within the first quarter of 2025. In this context, in addition to the base remuneration, an additional remuneration was approved for each Board member, with an incremental amount based on the following criteria:

(1)For the period between March 25, 2025 and the date of the next ordinary shareholders' meeting to be held within the first four months of 2026, each Director will be entitled to receive an additional amount to the base remuneration, equivalent to 9,226,234 units of remuneration or “URAs.”

(2)Likewise, each Director who becomes part of the Board Committee will also receive, as additional compensation, a variable amount equivalent to an additional one-third (1/3) calculated on the incremental remuneration that the respective Committee member is entitled to as a Director, in accordance with the resolution of the Ordinary Shareholders’ Meeting.

For payment purposes, the value of each URA will be considered as referentially equivalent to the price of a company’s share. Consequently, URAs will be paid at the weighted average price of stock market transactions of the company’s shares during the 10 business days preceding the effective date (“Weighted Average Price”). For the calculation of the Weighted Average Price, transactions on national stock exchanges, as well as in those nationally recognized foreign stock exchanges where LATAM American Depositary Shares are listed.
The amounts paid for this concept, in accordance with the above, are:

	Paid during the period ended at December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$

URAs Directors	345	763	481
URAs Board Committee	38	85	53
Total	383	848	534